Accounts Receivable	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Accounts Receivable	ACCOUNTS RECEIVABLE:
A/R sales program and supplier financing programs (SFPs):
Our previous agreement (Prior Program) to sell up to $250.0 in A/R on an uncommitted basis (subject to pre-determined limits by customer) to two third-party banks was scheduled to expire in November 2019, but was extended to January 15, 2020 pursuant to its terms, at which time it expired. Based on a review of our then-requirements, we reduced the sales program limit from $250.0 to $200.0 during the extension period.

We entered into an agreement, effective March 2020, with a third-party bank to sell up to $300.0 in A/R on an uncommitted basis, subject to pre-determined limits by customer. This agreement provides for a one-year term, with automatic annual one-year extensions, and may be terminated at any time by the bank or by us upon 3 months’ prior notice, or by the bank upon specified defaults. This agreement was automatically extended in March 2021. We are required to comply with covenants including those relating to the fulfillment of payment obligations and restrictions on the sale, assignment or creation of liens with respect to sold A/R. Under our A/R sales programs, we continue to collect cash from our customers and remit amounts collected to the bank weekly.

In addition, we participate in two SFPs (one with a CCS segment customer, and commencing in the fourth quarter of 2019 (Q4 2019), one with an ATS segment customer), pursuant to which we sell A/R from the relevant customer to third-party banks on an uncommitted basis. The SFPs have an indefinite term and may be terminated at any time by the customer or by us upon specified prior notice. Under our SFPs, the third-party banks collect the relevant receivables directly from the customers.
At December 31, 2020, we sold $119.7 of A/R under our current A/R sales program (December 31, 2019 — $90.6 under the Prior Program) and $65.3 of A/R (December 31, 2019 — $50.4) under the SFPs. We utilize the SFPs to substantially offset the effect of extended payment terms required by these customers on our working capital for the period.
    The A/R sold under these programs are de-recognized from our A/R balance, and the proceeds are reflected as cash provided by operating activities in our consolidated statement of cash flows. Upon sale, we assign the rights to the A/R to the banks. A/R are sold net of discount charges, which are recorded as finance costs in our consolidated statement of operations.
Contract assets:
At December 31, 2020, our A/R balance included $231.8 of contract assets recognized as revenue under IFRS 15 (December 31, 2019 — $226.7).